Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation And Qualifying Accounts

Schedule II

DPL Inc.

VALUATION AND QUALIFYING ACCOUNTS

For the period November 28, 2011 throught December 31, 2011, the period January 1, 2011 through November 27, 2011 and the years ended December 31, 2010 and 2009.

$ in thousands
Description	Balance at Beginning of Period	Additions	Deductions (1)	Balance at End of Period

November 28, 2011 through December 31, 2011 (Successor):
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,062	$643	$569	$1,136

Deducted from deferred tax assets -
Valuation allowance for deferred tax assets	$7,086	$349	$733	$6,702

January 1, 2011 through November 27, 2011 (Predecessor):
Deducted from accounts receivable -
Provision for uncollectible accounts	$871	$5,716	$5,525	$1,062

Deducted from deferred tax assets -
Valuation allowance for deferred tax assets	$13,079	$2,705	$8,698	$7,086

2010 (Predecessor):
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,101	$4,148	$4,378	$871

Deducted from deferred tax assets -
Valuation allowance for deferred tax assets	$11,955	$1,124	$-	$13,079

2009 (Predecessor):
Deducted from accounts receivable -
Provision for uncollectible accounts	$1,084	$5,168	$5,151	$1,101

Deducted from deferred tax assets -
Valuation allowance for deferred tax assets	$10,685	$1,270	$-	$11,955

(1) Amounts written off, net of recoveries of accounts previously written off.